TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Schedule of Key Management Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 1,808	$ 1,609	$ 1,412
Post-employment benefits	136	129	120
Other long-term benefits	34	30	27
Share-based compensation	561	460	517
Benefits to key executive personnel	$ 2,539	$ 2,228	$ 2,076